INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Cash and cash equivalents (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Cash at bank and on hand	$ 11,728,206	$ 19,488,145
Mutual funds	3,776,940	13,206,934
Cash and cash equivalents	$ 15,505,146	$ 32,695,079